Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 77,692	$ 305,780	$ 293,135
Loss on disposal of property and equipment			$ (1,415)